Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of estimate the fair value of stock options
Options granted in May 2021
Risk-free interest rate	0.81%
Expected life of the options	5 years
Expected volatility	96.0%
Expected dividend yield	-%
Fair value	$7,232,526

Schedule of stock options
	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$

Outstanding as of January 1, 2019	-	-	-	-
Granted	1,350,500	4.72	-	-
Expired, forfeited or cancelled	-	-	-	-
Outstanding as of December 31, 2019	1,350,500	4.72	5.37	-
Granted	-	-	-	-
Expired, forfeited or cancelled	-	-	-	-
Outstanding as of December 31, 2020	1,350,500	4.72	4.37	-
Granted	7,604,964	1.22	4.40
Exercised	(58,110)
Outstanding as of December 31, 2021	8,897,354	1.74	4.23	-
Exercisable as of December 31, 2021	5,034,334	1.93	4.21	-